Financial Assets and Financial Liabilities - Schedule of Other Current Assets (Details) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Other Current Assets [Abstract]
Prepayments	$ 258,197	$ 442,800
Term deposits		3,036,278
Other current assets		7,666
Total Current Assets	$ 258,197	$ 3,486,744